NET REVENUE - Summary of Disaggregation of Revenue from Contracts with Customers by Geographical Location (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 3,809,054.3	$ 121,423.5	$ 2,894,307.7	$ 2,161,735.8
Taiwan
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	299,445.8		270,413.5	149,777.4
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	2,834,692.1		1,992,280.4	1,408,841.9
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	327,502.8		331,673.3	267,154.1
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	150,427.9		144,239.9	132,072.0
Europe, the Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	126,584.1		102,760.9	117,348.2
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 70,401.6		$ 52,939.7	$ 86,542.2